Income Taxes - Schedule of Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Uncertain Tax Positions [Abstract]
Balance at beginning of the year	$ 7,366,799	$ 5,408,325	$ 3,629,882
Increase related to current year tax positions	1,423,787	1,354,568	1,403,368
Late fee accrual	1,012,917	781,973	483,757
Exchange rate conversion difference	384,542	(178,067)	(108,682)
Balance at end of the year	$ 10,188,045	$ 7,366,799	$ 5,408,325